Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Short-term receivables due to disposal of Tianjin Jiahao	$ 2,762,610
VAT prepayment	211,721
Security deposits	93,191
Prepaid professional service fee	46,232	42,173
Prepaid rental fee	28,685	57,214
Prepaid exhibition fee		7,169
Other	136,298	60,544
Prepaid expenses and other current assets	$ 3,278,737	$ 167,100